Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Note 14:	Financial Instruments

a.	Risk management:

The Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework.

The Company’s risk management practice was formulated to identify and analyze the risks that the Company faces, to set appropriate limits for the risks and controls, and to monitor the risks and their compliance within the limits. The risk policy and risk management methods are reviewed regularly to reflect changes in market conditions and in the Company’s operations.

The Company Audit Committee oversees how management monitors compliance with the Company’s risk management policies and procedures, and reviews the adequacy of the risk management framework in relation to the risks faced by the Company. The Company Audit Committee is assisted in its oversight role by Internal Audit. Internal Audit undertakes both regular and ad hoc reviews of risk management controls and procedures, the results of which are reported to the Audit Committee.

The Company's activities expose it to various financial market risks mainly foreign currency risk, interest rate risk and liquidity risk.

1.	Foreign currency risk

The Company operates primarily in an international environment and is exposed to foreign exchange risk resulting from the fact that a certain portion of the Company's costs are denominated in NIS and EURO, mainly due to payroll and related benefit costs incurred in Israel and additionally due to marketing expenses incurred in Europe.

2.	Sensitivity tests relating to changes in market factors:

The Company operates in an international environment and is exposed to foreign exchange risk resulting from the exposure to different currencies, mainly NIS and EURO. Foreign exchange risks arise from recognized assets and liabilities denominated in a foreign currency other than the functional currency.

	December 31
	2022	2021
Gain (loss) from change:
5% increase in NIS and EURO exchange rate	$257	$3
5% decrease in NIS and EURO exchange rate	$(257)	$(3)

The Company has performed sensitivity tests of principal market risk factors that may affect its reported operating results or financial position.

The sensitivity tests present the profit or loss for the relevant risk variables chosen as of each reporting date.

3.	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to timely meet its liabilities, under both normal and stressed conditions, without incurring unwanted losses.

The Company manages the liquidity risk by holding cash balances, short-term deposits and secured bank credit facilities.

	December 31, 2022
	Carrying	12 months
	amount	or less	1-2 years	2-8 years
Non-derivative financial liabilities
Current liabilities
Current maturities of long-term liabilities	2,814	2,814	-	-
Trade payables and accrued expenses	5,656	5,656	-	-
Other payables	4,159	4,159	-	-
Non-current liabilities
Liabilities in respect of IIA grants	15,464	-	312	15,152
Liabilities in respect of TEVA	4,200	-	1,000	3,200
Lease liabilities	902	-	508	394

	December 31, 2021
	Carrying	12 months
	amount	or less	1-2 years	2-8 years
Non-derivative financial liabilities
Current liabilities
Current maturities of long-term liabilities	3,024	3,024	-	-
Trade payables and accrued expenses	4,693	4,693	-	-
Other payables	3,620	3,620	-	-
Non-current liabilities
Liabilities in respect of IIA grants	15,286	-	369	14,917
Liabilities in respect of TEVA	5,867	-	1,667	4,200
Lease liabilities	1,522	-	589	933

b.	Fair value:

(1)	Financial instruments measured at fair value for disclosure purposes only.

The carrying amounts of certain financial assets and liabilities, including cash, trade receivables, other receivables, deposits, trade and other payables are the same as or approximate to their fair value.

(2)	Fair value hierarchy of financial instruments measured at fair value.

The financial instruments measured at fair value on a temporal basis, use valuation methodology in accordance with the fair value hierarchy levelas defined in Note 3l.3. When determining the fair value of an asset or liability, the Company uses observable market data as much as possible.

Details regarding fair value measurement at Level 2

The fair value of the warrants which are classified as non-currents liabilities was measured by Black and Scholes model .The following inputs were used to determine the fair value:

Expected period of warrant– 4 years.
Expected volatility – 68%
Risk-free interest rate (3) – 4.26%-2.37%.
Expected dividend yield – 0%.

The fair value of liabilities in respect to IIA grants with fixed interest is based on a calculation of the present value of the cash flows at the interest rate for a loan with similar terms. The Company used a discount rate of 12% based in part of the Company’s estimation at the time of the Company’s recognition of the IIA grants which approximates the fair value at the respective balance sheet date.

The liability in respect of TEVA as presented in balance sheet which is approximate its fair value, based on a calculation of the present value of future payments. The expected cash flows already reflect assumptions about the uncertainty in future defaults, and therefore the Company used a discount rate of 14% that is commensurate with the risk inherent in the expected cash flows (Note 16).